DEBT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS

The table below presents outstanding debt instruments as of April 30, 2023 and October 31, 2022:

	April 30, 2023	October 31, 2022

Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	480,000	480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	-
Discount 2023 Series convertible notes	(69,944)	-
2023 Series B convertible notes – stock settled	787,600	-
Discount 2023 Series B convertible notes	(565,563)	-
Total Long-Term Debt	$3,226,339	$2,669,246

The table below presents outstanding debt instruments as of October 31, 2022 and 2021:

	October 31, 2022	October 31, 2021
Short Term
Revolving line of credit	$-	$58,596
Total Short-Term Debt	$-	$58,596

Long Term
Unsecured 6% note payable - related party	$767,288	$767,288
Unsecured 4% note payable - related party	1,221,958	1,221,958
2021 Series convertible notes - related party	480,000	800,000
2022 Series convertible notes	200,000	-
Senior secured convertible note	-	3,000,000
Total Long-Term Debt	$2,669,246	$5,789,246

SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS

The table below presents the future maturities of outstanding debt obligations as of April 30, 2023:

Fiscal year 2023	$-
Fiscal year 2024	480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,192,600
Total	$3,861,846

The table below presents the future maturities of outstanding debt obligations as of October 31, 2022:

Fiscal year 2023	$-
Fiscal year 2024	480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Total	$2,669,246